Operating Financial Information for Reportable Segments (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Operating Revenues	$ 32,340	$ 30,937	$ 30,532	$ 32,171	$ 34,254	$ 33,158	$ 32,224	$ 31,984	$ 125,980	$ 131,620	$ 127,079
Cost of services									29,186	29,438	28,306
Wireless cost of equipment									22,238	23,119	21,625
Selling, general and administrative expense									31,569	29,986	41,016
Depreciation and amortization expense									15,928	16,017	16,533
Total operating expenses									98,921	98,560	107,480
Operating Income	$ 8,023	$ 6,540	$ 4,554	$ 7,942	$ 9,744	$ 7,535	$ 7,821	$ 7,960	27,059	33,060	19,599
Operating Segments
Segment Reporting Information [Line Items]
Operating Revenues									120,531	123,774	120,439
Cost of services									26,607	26,619	26,613
Wireless cost of equipment									22,238	23,119	21,625
Selling, general and administrative expense									26,509	29,061	30,996
Depreciation and amortization expense									15,284	15,523	15,276
Total operating expenses									90,638	94,322	94,510
Operating Income									29,893	29,452	25,929
Operating Segments | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									89,186	91,680	87,646
Cost of services									7,988	7,803	7,200
Wireless cost of equipment									22,238	23,119	21,625
Selling, general and administrative expense									19,924	21,805	23,602
Depreciation and amortization expense									9,183	8,980	8,459
Total operating expenses									59,333	61,707	60,886
Operating Income									29,853	29,973	26,760
Operating Segments | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									31,345	32,094	32,793
Cost of services									18,619	18,816	19,413
Selling, general and administrative expense									6,585	7,256	7,394
Depreciation and amortization expense									6,101	6,543	6,817
Total operating expenses									31,305	32,615	33,624
Operating Income									40	(521)	(831)
Operating Segments | Service Revenue
Segment Reporting Information [Line Items]
Operating Revenues									66,362	70,305	72,555
Operating Segments | Service Revenue | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									66,362	70,305	72,555
Operating Segments | Equipment Revenue
Segment Reporting Information [Line Items]
Operating Revenues									17,511	16,924	10,957
Operating Segments | Equipment Revenue | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									17,511	16,924	10,957
Operating Segments | Other External Operating Non-Service Revenues
Segment Reporting Information [Line Items]
Operating Revenues									4,915	4,294	4,021
Operating Segments | Other External Operating Non-Service Revenues | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									4,915	4,294	4,021
Operating Segments | Mass Markets Consumer Retail
Segment Reporting Information [Line Items]
Operating Revenues									12,751	12,696	12,168
Operating Segments | Mass Markets Consumer Retail | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									12,751	12,696	12,168
Operating Segments | Mass Markets Small Business
Segment Reporting Information [Line Items]
Operating Revenues									1,651	1,744	1,829
Operating Segments | Mass Markets Small Business | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									1,651	1,744	1,829
Operating Segments | Mass Markets
Segment Reporting Information [Line Items]
Operating Revenues									14,402	14,440	13,997
Operating Segments | Mass Markets | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									14,402	14,440	13,997
Operating Segments | Global Enterprise
Segment Reporting Information [Line Items]
Operating Revenues									11,620	12,048	12,802
Operating Segments | Global Enterprise | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									11,620	12,048	12,802
Operating Segments | Global Wholesale
Segment Reporting Information [Line Items]
Operating Revenues									4,052	4,301	4,520
Operating Segments | Global Wholesale | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									4,052	4,301	4,520
Operating Segments | Other
Segment Reporting Information [Line Items]
Operating Revenues									320	338	527
Operating Segments | Other | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									320	338	527
Operating Segments | Intersegment Revenues
Segment Reporting Information [Line Items]
Operating Revenues									1,349	1,124	1,060
Operating Segments | Intersegment Revenues | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									398	157	113
Operating Segments | Intersegment Revenues | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									$ 951	$ 967	$ 947